Off-balance sheet assets received (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged	$ 674,167	$ 581,769
of which: sold or repledged	499,184	383,227
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	$ 15,300	$ 21,400